PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2017
PROPERTY, PLANT AND EQUIPMENT, NET [Abstract]
Schedule of Property, Plant and Equipment, Net
	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Buildings	227,196	230,273	35,392
Medical equipment	899,281	668,169	102,696
Electronic and office equipment	15,804	16,864	2,592
Motor vehicles	2,621	2,361	363
Leasehold improvement and building improvements	7,277	14,771	2,270
Construction in progress	122,635	329,259	50,606
Total	1,274,814	1,261,697	193,919
Less: accumulated depreciation	(432,884)	(407,964)	(62,703)
	841,930	853,733	131,216
Impairment charges	(66,592)	(60,162)	(9,246)
	775,338	793,571	121,970